UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund
May 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended May 31, 2021, the coronavirus
(COVID-19) pandemic caused the U.S. economy to contract
in 2020’s first half. For the remainder of 2020, the economy recovered substantially based on increased business
and residential investment and consumer spending. U.S.
economic growth accelerated during 2021’s first quarter and
may further increase in the second quarter as the reopening
of businesses, widespread COVID-19 vaccinations and
federal assistance programs continue to boost consumer
spending.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the 12-month period, municipal bonds delivered
positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors
contributing to this positive investment environment for
municipals included relatively low inflation, interest-rate
declines and actions by the Federal Reserve to support a
low interest-rate environment.
Franklin New York Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of May
31, 2021 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 23
Notes to Financial Statements 27
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin New York Tax-Free Income Fund
This annual report for Franklin New York Tax-Free Income
Fund covers the fiscal year ended May 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.

The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.09 on May 31, 2020, to $11.38
on May 31, 2021. The Fund’s Class A shares paid dividends
totaling 27.5304 cents per share for the reporting period.

The Performance Summary beginning on page 6 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.05% based on an annualization of
May’s 2.0185 cents per share dividend and the maximum
offering price of $11.82 on May 31, 2021. An investor in the
2021 maximum combined federal and New York State and
City personal income tax bracket of 53.50% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.41%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
Over the past 12 months ended May 31, 2021, the novel
coronavirus (COVID-19) pandemic has reshaped economies
across the world as some countries shut down large portions
of their economies through social distancing mandates that
contained, in some instances, stay-at-home orders. Starting
in April 2020, fixed income market sectors—including
municipal (muni) bonds—began the slow process of
recovery from the dislocations seen in March 2020 as swift
policy responses from both monetary and fiscal authorities
bolstered investor sentiment. Bid/ask spreads tightened
and liquidity across most fixed income sectors improved
substantially. The U.S. experienced its largest quarter-over-
quarter drop in gross domestic product, falling 31.4% in
the second quarter of 2020. The U.S. economy has since
improved, but measures such as industrial production and
employment remained below their pre-pandemic, February
2020 levels.
Through the summer of 2020, COVID-19 infection rates fell
across the U.S., allowing some states to begin the process
of reopening parts of their economies. However, starting in
the fall, new cases and hospitalizations increased to all-time highs. The virus spread to areas in the U.S. that had not
seen large numbers of infections, causing some states to
slow or abandon their reopening plans. This was tempered
by the emergency approval of COVID-19 vaccines from
multiple pharmaceutical manufacturers by the U.S. Food and
Drug Administration in December 2020 with plans to provide
mass inoculations in the first half of 2021. As the vaccination program progressed, case rates and hospitalizations
dropped significantly, allowing the resumption of the
reopening process including a return to in-person schooling.
By the end of May 2021, approximately 40% of the U.S.
adult population had been fully immunized.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Valuations in the muni bond market improved starting in April
2020 amid strong technical conditions. After seeing record
outflows in March and April of 2020, funds flowed back
into muni bond retail vehicles, creating significant demand
for bonds. These flows outstripped new issuance of tax-
exempt bonds as many issuers turned to the taxable muni
bond market for refundings and new issuance. Ratios of
muni bond yields versus duration-matched U.S. Treasuries
(USTs) improved from the all-time highs seen in March 2020
throughout the remainder of 2020 and into 2021, with the 30-
year ratio reaching an all-time low in May 2021.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
rising strongly. By the end of 2020, many of these deficit
projection fears proved unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales tax collections. A strong U.S. housing market also
provided additional support. In March 2021, the U.S. federal government passed a $1.9 trillion additional fiscal spending bill, providing large one-time cash payments to individuals
and continuation of enhanced unemployment benefits.
Included in this package was $350 billion worth of grants to state and local governments, further supporting budgets and
improving the credit profile of the muni sector as a whole.
The Biden administration has also announced additional
spending programs that would partially be paid for with
increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, we believe there could be significant implications
for the muni market, including additional bond issuance
for infrastructure projects and the potential for increased
demand for tax-exempt sources of income. Another
challenge facing the muni market is the rise of UST rates and increased volatility across fixed income sectors. Historically, muni yields are slow to respond to fast-rising UST yields and fund flows tend to slow during times of higher volatility.
The Investment Company Institute (ICI) reported net inflows
of approximately $5.0 billion into municipal bond retail
vehicles in May 2021. For the 12-month period, muni bond
retail vehicles had approximately $98.6 billion of net inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +40.32%
total return for the period.
3
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +4.74% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-3.75% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +3.64% total return.

State Update
New York’s large economy was disproportionately impacted
by COVID-19 during the 12-month period, though the
economic situation improved by period-end as the pandemic
was brought under control. The state’s unemployment rate
began the period at 15.7% and ended at 7.8%, compared
with the 5.8% national rate.

New York’s fiscal year (FY)
2021 revenue declines were less than expected and
the state received considerable federal aid, allowing the
governor to restore potential aid to localities and maintain reserve balances without having to borrow for operations.
Near period-end, the state passed an FY 2022 budget that
included record spending on education and raised taxes on
high-income individuals and corporations. New York’s net
tax-supported debt was high at $3,614 per capita and 4.8%
of personal income, compared with the 1.9% and $1,039
national medians, respectively.
5
Independent credit rating
agency Moody’s Investors Service downgraded its rating
of New York’s general obligation bonds to Aa2 in October
2020 while raising its outlook from negative to stable.
6
Moody’s downgrade reflected the disproportionate impact of
COVID-19 on the state’s economy, the state’s relatively slow recovery, and growing health care and education costs amid
uncertain federal funding. In a later affirmation of the rating,
Moody’s also recognized positive factors like the state’s
large and diverse economy, moderate leverage and flexible
budget management tools. Moody’s stable outlook reflected
the state’s ability to align spending with decreased revenues.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
6. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
*
Does not include cash and cash equivalents.
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of May 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
5/31/21
% of Total
Investments
*
Special Tax 22.95%
Transportation 17.11%
Utilities 16.76%
Education 10.00%
Industrial Dev. Revenue and Pollution Control 6.90%
Local 5.75%
Lease 5.34%
Health Care 4.84%
Housing 4.74%
Other Revenue Bonds 3.64%
Refunded 1.97%

Performance Summary as of May 31, 2021
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 5/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +5.15% +1.21%
5-Year +14.64% +1.99%
10-Year +39.35% +2.98%
Advisor
1-Year +5.50% +5.50%
5-Year +15.77% +2.97%
10-Year +41.61% +3.54%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.05% 4.41% 0.69% 1.48%
Advisor 2.35% 5.05% 0.96% 2.06%
See page 8 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(6/1/11–5/31/21)
Advisor Class
(6/1/11–5/31/21)

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s May’s dividend and the maximum offering price (NAV for Advisor Class) per share on 5/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and New York state and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclay Municipal Bond Index, a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–5/31/21)
Share Class
Net Investment
Income
A $0.275304
A1 $0.292189
C $0.230668
R6 $0.307771
Advisor $0.303430
Total Annual Operating Expenses
9
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 12/1/20
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1
Ending
Account
Value 5/31/21
Expenses
Paid During
Period
12/1/20–5/31/21
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,018.83 $3.95 $1,021.02 $3.96 0.78%
A1 $1,000 $1,020.46 $3.20 $1,021.76 $3.20 0.63%
C $1,000 $1,017.74 $5.98 $1,019.01 $5.98 1.18%
R6 $1,000 $1,021.13 $2.51 $1,022.45 $2.51 0.50%
Advisor $1,000 $1,020.95 $2.69 $1,022.27 $2.70 0.53%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.09 $11.10 $10.75
Income from investment operations
b
:
Net investment income
c
.................................................. 0.28 0.29 0.24
Net realized and unrealized gains (losses) .................................... 0.29 (0.01) 0.34
Total from investment operations ............................................. 0.57 0.28 0.58
Less distributions from:
Net investment income ................................................... (0.28) (0.29) (0.23)
Net asset value, end of year ................................................ $11.38 $11.09 $11.10
Total return
d
............................................................ 5.15% 2.51% 5.46%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.78% 0.78% 0.78%
Net investment income .................................................... 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of year (000’s) .............................................. $367,358 $291,562 $177,982
Portfolio turnover rate ..................................................... 12.15% 21.27% 19.78%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.10 $11.10 $10.86 $11.20 $11.54
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.31 0.35 0.37 0.39
Net realized and unrealized gains (losses) ........... 0.28 (0.01) 0.25 (0.34) (0.33)
Total from investment operations .................... 0.58 0.30 0.60 0.03 0.06
Less distributions from:
Net investment income .......................... (0.29) (0.30) (0.36) (0.37) (0.40)
Net asset value, end of year ....................... $11.39 $11.10 $11.10 $10.86 $11.20
Total return
c
................................... 5.31% 2.75% 5.67% 0.26% 0.52%
Ratios to average net assets
Expenses ..................................... 0.63%
d
0.63%
d
0.63%
d
0.64% 0.61%
Net investment income ........................... 2.63% 2.74% 3.24% 3.33% 3.45%
Supplemental data
Net assets, end of year (000’s) ..................... $2,775,454 $2,902,606 $3,192,168 $3,421,773 $3,892,131
Portfolio turnover rate ............................ 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.08 $11.09 $10.85 $11.19 $11.52
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.24 0.29 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.29 (0.01) 0.25 (0.34) (0.33)
Total from investment operations .................... 0.53 0.23 0.54 (0.03) —
Less distributions from:
Net investment income .......................... (0.23) (0.24) (0.30) (0.31) (0.33)
Net asset value, end of year ....................... $11.38 $11.08 $11.09 $10.85 $11.19
Total return
c
................................... 4.83% 2.10% 5.10% (0.31)% 0.04%
Ratios to average net assets
Expenses ..................................... 1.18%
d
1.18%
d
1.18%
d
1.19% 1.16%
Net investment income ........................... 2.10% 2.19% 2.69% 2.78% 2.90%
Supplemental data
Net assets, end of year (000’s) ..................... $202,215 $257,275 $332,093 $506,155 $614,981
Portfolio turnover rate ............................ 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.11 $11.12 $10.88 $11.15
Income from investment operations
b
:
Net investment income
c
...................................... 0.31 0.32 0.36 0.33
Net realized and unrealized gains (losses) ........................ 0.30 (0.01) 0.25 (0.32)
Total from investment operations ................................. 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income ....................................... (0.31) (0.32) (0.37) (0.28)
Net asset value, end of year .................................... $11.41 $11.11 $11.12 $10.88
Total return
d
................................................ 5.54% 2.80% 5.80% 0.13%
Ratios to average net assets
e
Expenses .................................................. 0.50%
f
0.50%
f
0.50%
f,g
0.50%
g
Net investment income ........................................ 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of year (000’s) .................................. $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate ......................................... 12.15% 21.27% 19.78% 10.58%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.10 $11.11 $10.87 $11.21 $11.55
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.32 0.36 0.38 0.40
Net realized and unrealized gains (losses) ........... 0.29 (0.02) 0.25 (0.34) (0.33)
Total from investment operations .................... 0.60 0.30 0.61 0.04 0.07
Less distributions from:
Net investment income .......................... (0.30) (0.31) (0.37) (0.38) (0.41)
Net asset value, end of year ....................... $11.40 $11.10 $11.11 $10.87 $11.21
Total return .................................... 5.50% 2.76% 5.77% 0.35% 0.61%
Ratios to average net assets
Expenses ..................................... 0.53%
c
0.53%
c
0.53%
c
0.54% 0.51%
Net investment income ........................... 2.73% 2.84% 3.34% 3.43% 3.55%
Supplemental data
Net assets, end of year (000’s) ..................... $287,411 $266,050 $220,727 $240,101 $312,544
Portfolio turnover rate ............................ 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Statement of Investments, May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Illinois 0.1%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
$ 2,500,000 $ 3,065,445
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,534,529
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 3,161,884
5,696,413
New York 98.7%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 20,686,656
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,630,892
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,641,788
Broome County Local Development Corp. ,
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 1,545,000 1,631,503
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/50 ........................................ 5,500,000 5,773,790
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,166,075
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,152,855
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,864,896
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,400,698
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,588,014
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,572
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,035
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 11,379,220
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 23,985,420
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,601,058
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,637,262
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,475,577
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,736,014
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,534,804
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,691,136
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,966,557
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 9,224,096
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 15,278,058
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,417,595
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 12,223,580
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 11,624,869
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 12,437,109
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,276,919
GO, 2021 B, Refunding, 5%, 11/01/32 .................................. 8,095,000 10,759,330
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,571,450
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 28,676,565
Dutchess County Local Development Corp. ,
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,713,973
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 2,180,463
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 3,000,000 3,421,589
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 6,093,154
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,525,764
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013 A , Refunding , 5% , 5/01/28 ............................... 8,100,000 8,812,688
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,526,565

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hempstead Town Local Development Corp., (continued)
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. $ 5,250,000 $ 6,413,124
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 704,206
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 873,852
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 761,604
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 3,253,539
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,955,164
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 15,327,481
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,884,465
Revenue, Senior Lien, 2012 A, 5.25%, 2/15/47 ............................ 32,885,000 32,996,954
Long Island Power Authority ,
Revenue, 2012 A, 5%, 9/01/42 ........................................ 14,700,000 15,543,380
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,629,888
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 6,027,273
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,986,517
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,524,946
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,329,333
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 23,069,811
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,960,323
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,369,443
Revenue, 2012 C, 5%, 11/15/31 ....................................... 10,000,000 10,617,273
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 11,314,208
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,809,875
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,875,347
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,501,633
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 11,337,616
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,818,070
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 7,190,617
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,785,804
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 22,070,321
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 12,397,701
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,957,077
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 7,752,970
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 22,496,162
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,581,478
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 9,316,201
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 12,308,990
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,687,136
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,685,456
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 36,169,997
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 7,385,370
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 6,068,493
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 16,286,845
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,363,809
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,474,436
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,250,393
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,993,719
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,506,865
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,842,629
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,339,763
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 2,065,121
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 26,149,776
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 24,613,569
University of Rochester, Revenue, 2020 A, 4%, 7/01/50 ..................... 16,500,000 19,369,456

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Nassau County Interim Finance Authority , Revenue , 2021 A , Refunding , 5% , 11/15/35
$ 3,500,000 $ 4,751,027
New York City ,
Water & Sewer System, Revenue, 2013 BB, 5%, 6/15/47 .................... 10,000,000 10,702,774
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,746,195
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 41,354,709
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 25,704,972
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 47,363,071
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,751,394
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 34,369,265
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,672,312
Water & Sewer System, Revenue, 2020 AA, Refunding, 4%, 6/15/40 ........... 5,000,000 5,965,889
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,921,638
Water & Sewer System, Revenue, 2020 BB-1, 4%, 6/15/49 .................. 20,000,000 23,537,582
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 817,483
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 847,920
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 898,287
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 610,147
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 655,134
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 686,410
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 427,656
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 452,729
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,177,907
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 1,031,777
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,337,853
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 2,134,912
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 1,039,856
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 54,752,717
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 12,295,000 12,842,926
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,219,625
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 10,143,773
Revenue, 2020 D 1B, Refunding, FHA Insured, 2.4%, 11/01/50 ............... 10,000,000 9,855,979
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 5,317,411
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 10,550,763
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,496,386
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 21,038,595
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,354,380
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 13,098,895
Building Aid, Revenue, 2020 S-1, 4%, 7/15/43 ............................ 11,800,000 13,818,017
Building Aid, Revenue, 2020 S-1, 4%, 7/15/44 ............................ 12,275,000 14,343,908
Building Aid, Revenue, 2020 S-1, 4%, 7/15/46 ............................ 5,000,000 5,858,458
Future Tax Secured, Revenue, 2012 E-1, 5%, 2/01/37 ...................... 10,000,000 10,305,081
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 48,796,763
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 18,999,586
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/39 ...................... 24,135,000 26,953,362
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/40 ...................... 18,300,000 20,416,314
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,843,015
Future Tax Secured, Revenue, 2015 B, 5%, 8/01/34 ........................ 5,000,000 5,711,647
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,620,843
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,597,105
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 15,984,478
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 8,014,598
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,343,141
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 4,061,671

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... $ 5,645,000 $ 6,464,217
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 21,623,040
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,585,860
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,258,989
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,794,455
Future Tax Secured, Revenue, 2020 A, 4%, 5/01/44 ........................ 10,000,000 11,683,114
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,387,885
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 8,882,823
New York Convention Center Development Corp. , Revenue, Senior Lien , 2016 A , 5% ,
11/15/46 ........................................................ 5,000,000 5,872,452
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 51,304,635
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,644,267
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 124,414,655
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 40,818,862
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
30,000,000 35,245,914
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,651,042
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 301,156
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,150
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,208
Revenue, 2010 A, AGMC Insured, 5%, 10/01/21 ........................... 265,000 265,931
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,383
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,452
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 6,640,017
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,162,048
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,856,421
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,682,283
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 5,221,118
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 1,150,494
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 607,316
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 5,618,658
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,000,000 1,238,577
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 1,500,000 1,718,299
New School (The), Revenue, 2015 A, Refunding, 5%, 7/01/40 ................ 5,500,000 6,352,598
New School (The), Revenue, 2015 A, Refunding, 5%, 7/01/45 ................ 9,385,000 10,775,861
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,804,512
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,177,891
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,335,383
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,699,896
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,979,824
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 62,365,560
Northwell Health Obligated Group, Revenue, 2009 B, 5%, 5/01/39 ............. 10,000,000 10,356,981
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 12,431,416
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,299,055
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,132,378
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,130,411
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,181,252
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 4,285,193
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 35,100,000 41,012,862
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,420,000 12,145,494
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 4,368,582
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 8,076,875
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 9,250,000 10,721,228

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... $ 10,000,000 $ 12,653,424
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,605,254
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,951,331
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,294,391
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,313,420
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 3,750,000 4,479,911
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 252,960
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 868,362
State of New York Personal Income Tax, Revenue, 2012 B, 5%, 3/15/37 ......... 6,915,000 7,167,540
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,769,067
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,320,577
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 10,037,058
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 6,142,923
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 6,116,677
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 6,206
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 10,912,724
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 12,598
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 11,646,022
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 18,898
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 15,315,960
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 5,638,386
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 6,299
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 22,689,714
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,997
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 12,302,826
State of New York Personal Income Tax, Revenue, 2019 A, Refunding, 4%, 3/15/49 10,000,000 11,564,058
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 5,000,000 5,321,924
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/31 ................. 15,685,000 17,687,030
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 41,618,386
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 14,819,492
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 12,319,418
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 12,181,895
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,886,242
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 38,397,331
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 12,263,020
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 12,246,713
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,568,211
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 7,754,171
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 28,238,515
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 11,277,888
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 6,015,795
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 19,487,761
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 24,765,989
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,257,873
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/28 ............ 4,000,000 4,183,311
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/29 ............ 3,000,000 3,137,187
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/30 ............ 1,000,000 1,045,631
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,506,865
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,570,698
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,460,357

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ $ 1,500,000 $ 1,843,555
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,455,522
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,226,967
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,584,618
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,866,114
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. 4,300,000 5,300,344
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 17,121,978
State University of New York, Revenue, 2019 A, 3%, 7/01/42 ................. 4,165,000 4,434,507
State University of New York, Revenue, 2019 A, 4%, 7/01/43 ................. 1,200,000 1,381,952
State University of New York, Revenue, 2019 A, 4%, 7/01/49 ................. 4,250,000 4,854,038
Trustees of Columbia University in the City of New York (The), Revenue, 2016 A-2,
5%, 10/01/46 ................................................... 10,000,000 15,596,617
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,479,915
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,903,160
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,300,655
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 15,190,448
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,313,743
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,370,893
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,963,231
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 12,000,000 13,957,940
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,394,573
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 46,252,160
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,225,811
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,713,616
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,638,795
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 29,393,425
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/27 ................. 27,000,000 28,064,859
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/28 ................. 11,600,000 12,057,495
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/29 ................. 10,000,000 10,394,392
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/30 ................. 9,000,000 9,354,953
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/31 ................. 10,250,000 10,653,373
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,535,874
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,197,498
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 10,290,286
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,426,957
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 3,000,000 3,608,459
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 24,500,000 29,080,466
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,250,000 1,458,263
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 3,500,000 4,023,404
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 8,500,000 9,708,430
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 256,191
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 447,073
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 353,333
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 470,038
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 468,942
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 350,000 409,158
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 300,000 349,816
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/38 ... 2,000,000 2,590,556
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 3,890,000 4,645,450
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 5,700,000 6,785,559
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 1,800,000 2,138,427
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 3,885,000 4,603,681

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/40 ................ $ 5,775,000 $ 7,425,197
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 11,650,000 14,819,167
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 14,077,100
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,851,793
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,849,485
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,762,553
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 12,094,878
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,796,182
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,291,359
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,813,190
Revenue, 223, Refunding, 5%, 7/15/56 ................................. 4,500,000 5,700,021
Revenue, 224, Refunding, 4%, 7/15/61 ................................. 5,000,000 5,893,901
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 11,855,487
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 6,345,734
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 30,535,420
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 32,382,438
Revenue, Two Hundred Fourteen, 4%, 9/01/38 ............................ 7,110,000 8,379,550
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,618,863
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,114,420
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,908,947
Suffolk County Water Authority ,
Revenue, 2018 A, 4%, 6/01/41 ........................................ 25,000,000 28,964,453
Revenue, 2020 B, 3%, 6/01/45 ........................................ 10,000,000 10,836,060
Triborough Bridge & Tunnel Authority ,
Revenue, Pre-Refunded, 5.2%, 1/01/27 ................................. 20,110,000 20,711,090
Revenue, 1999 B, Pre-Refunded, 5.5%, 1/01/30 ........................... 27,645,000 28,519,447
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,430,203
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,836,065
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,705,508
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 7,085,532
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 15,960,573
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 26,063,339
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 22,482,718
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 9,949,290
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 11,165,885
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,774,272
Revenue, 2020 A, 5%, 11/15/54 ....................................... 3,115,000 3,952,888
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 5,000,000 6,464,870
Troy Capital Resource Corp. ,
b
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 120,541
b
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 192,630
b
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 216,435
b
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 335,675
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,843,909
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 5,000,000 6,474,358
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,212,089
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,781,346
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,199,536

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 34 .
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Trust for Cultural Resources of The City of New York (The), (continued)
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... $ 1,250,000 $ 1,493,410
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 23,876,014
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 11,868,478
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 40,990,192
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,968,287
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,503,217
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,612,248
Western Nassau County Water Authority ,
Revenue, 2015 A, 5%, 4/01/40 ........................................ 1,400,000 1,601,471
Revenue, 2015 A, 5%, 4/01/45 ........................................ 2,250,000 2,567,429
3,673,216,316
U.S. Territories 0.0%
†
Puerto Rico 0.0%
†
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,133,784
Total Municipal Bonds (Cost $3,344,829,381) ...................................
3,683,111,958
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
New York 0.1%
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 100,000 100,000
c
New York City , Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 0.01% , 6/15/50 ........................... 5,200,000 5,200,000
5,300,000
Total Municipal Bonds (Cost $5,300,000) .......................................
5,300,000
Total Short Term Investments (Cost $5,300,000 ) .................................
5,300,000
a
Total Investments (Cost $3,350,129,381) 99.0% ..................................
$3,688,411,958
Other Assets, less Liabilities 1.0% .............................................
33,810,739
Net Assets 100.0% ...........................................................
$3,722,222,697
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $4,482,639, representing 0.1% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,350,129,381
Value - Unaffiliated issuers .................................................................. $3,688,411,958
Cash .................................................................................... 185,777
Receivables:
Capital shares sold ........................................................................ 1,277,796
Interest ................................................................................. 41,167,534
Total assets .......................................................................... 3,731,043,065
Liabilities:
Payables:
Investment securities purchased .............................................................. 862,285
Capital shares redeemed ................................................................... 3,652,940
Management fees ......................................................................... 1,415,203
Distribution fees .......................................................................... 425,785
Transfer agent fees ........................................................................ 419,376
Distributions to shareholders ................................................................. 1,774,309
Accrued expenses and other liabilities ........................................................... 270,470
Total liabilities ......................................................................... 8,820,368
Net assets, at value ................................................................. $3,722,222,697
Net assets consist of:
Paid-in capital ............................................................................. $3,730,049,208
Total distributable earnings (losses) ............................................................. (7,826,511)
Net assets, at value ................................................................. $3,722,222,697

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $367,357,691
Shares outstanding ........................................................................ 32,269,724
Net asset value per share
a
.................................................................. $11.38
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.82
Class A1:
Net assets, at value ....................................................................... $2,775,453,743
Shares outstanding ........................................................................ 243,633,421
Net asset value per share
a
.................................................................. $11.39
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.83
Class C:
Net assets, at value ....................................................................... $202,215,111
Shares outstanding ........................................................................ 17,773,591
Net asset value and maximum offering price per share
a
............................................. $11.38
Class R6:
Net assets, at value ....................................................................... $89,784,753
Shares outstanding ........................................................................ 7,871,270
Net asset value and maximum offering price per share ............................................. $11.41
Advisor Class:
Net assets, at value ....................................................................... $287,411,399
Shares outstanding ........................................................................ 25,212,565
Net asset value and maximum offering price per share ............................................. $11.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended May 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $123,290,269
Expenses:
Management fees (Note 3 a ) ................................................................... 17,190,027
Distribution fees: (Note 3c )
    Class A ................................................................................ 847,180
    Class A1 ............................................................................... 2,849,119
    Class C ................................................................................ 1,457,316
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 209,795
    Class A1 ............................................................................... 1,762,935
    Class C ................................................................................ 138,661
    Class R6 ............................................................................... 20,661
    Advisor Class ............................................................................ 170,754
Custodian fees (Note 4 ) ...................................................................... 8,855
Reports to shareholders ...................................................................... 159,458
Registration and filing fees .................................................................... 54,630
Professional fees ........................................................................... 88,461
Trustees' fees and expenses .................................................................. 61,083
Other .................................................................................... 245,824
Total expenses ......................................................................... 25,264,759
Expense reductions (Note 4 ) ............................................................... (19,932)
Net expenses ......................................................................... 25,244,827
Net investment income ................................................................ 98,045,442
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,489,531
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 88,218,919
Net realized and unrealized gain (loss) ............................................................ 98,708,450
Net increase (decrease) in net assets resulting from operations .......................................... $196,753,892

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $98,045,442 $105,736,411
Net realized gain (loss) ................................................. 10,489,531 (29,528,230)
Net change in unrealized appreciation (depreciation) ........................... 88,218,919 23,994,576
Net increase (decrease) in net assets resulting from operations ................ 196,753,892 100,202,757
Distributions to shareholders:
Class A ............................................................. (8,335,379) (6,354,428)
Class A1 ............................................................ (74,606,389) (83,758,381)
Class C ............................................................. (4,659,740) (6,360,339)
Class R6 ............................................................ (2,247,204) (1,991,077)
Advisor Class ........................................................ (7,487,320) (6,654,967)
Total distributions to shareholders .......................................... (97,336,032) (105,119,192)
Capital share transactions: (Note 2 )
Class A ............................................................. 67,323,579 114,517,038
Class A1 ............................................................ (202,647,193) (286,520,580)
Class C ............................................................. (61,212,277) (74,453,481)
Class R6 ............................................................ 15,710,771 9,770,409
Advisor Class ........................................................ 14,145,907 45,428,045
Total capital share transactions ............................................ (166,679,213) (191,258,569)
Net increase (decrease) in net assets ................................... (67,261,353) (196,175,004)
Net assets:
Beginning of year ....................................................... 3,789,484,050 3,985,659,054
End of year ........................................................... $3,722,222,697 $3,789,484,050

Franklin New York Tax-Free Income Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE) whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At May 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,225,116 $115,157,298 14,011,497 $155,995,526
Shares issued in reinvestment of distributions .......... 658,208 7,411,579 530,033 5,913,681
Shares redeemed ............................... (4,909,448) (55,245,298) (4,285,315) (47,392,169)
Net increase (decrease) .......................... 5,973,876 $67,323,579 10,256,215 $114,517,038
Class A1 Shares:
Shares sold ................................... 4,477,108 $50,496,809 6,825,926 $76,138,397
Shares issued in reinvestment of distributions .......... 5,464,248 61,556,416 6,238,602 69,686,416
Shares redeemed ............................... (27,907,561) (314,700,418) (38,948,870) (432,345,393)
Net increase (decrease) .......................... (17,966,205) $(202,647,193) (25,884,342) $(286,520,580)
Class C Shares:
Shares sold ................................... 1,647,201 $18,546,080 3,447,571 $38,552,600
Shares issued in reinvestment of distributions .......... 390,015 4,387,765 521,529 5,818,140
Shares redeemed
a
.............................. (7,479,928) (84,146,122) (10,698,105) (118,824,221)
Net increase (decrease) .......................... (5,442,712) $(61,212,277) (6,729,005) $(74,453,481)
Class R6 Shares:
Shares sold ................................... 2,467,998 $27,856,052 2,366,953 $26,384,934
Shares issued in reinvestment of distributions .......... 192,893 2,176,401 178,031 1,991,044
Shares redeemed ............................... (1,269,455) (14,321,682) (1,703,636) (18,605,569)
Net increase (decrease) .......................... 1,391,436 $15,710,771 841,348 $9,770,409
Advisor Class Shares:
Shares sold ................................... 5,912,957 $66,693,342 8,868,766 $98,228,998
Shares issued in reinvestment of distributions .......... 591,822 6,673,229 529,242 5,911,567
Shares redeemed ............................... (5,253,825) (59,220,664) (5,302,476) (58,712,520)
Net increase (decrease) .......................... 1,250,954 $14,145,907 4,095,532 $45,428,045
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended May 31, 2021, the annualized gross effective investment management fee rate was 0.455% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $43,654
CDSC retained .............................................................................. $37,636
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended May 31, 2021, the Fund paid transfer agent fees of $2,302,806, of which $1,189,217 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021. There were no Class R6 transfer agent fees waived during the reporting period.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended May 31, 2021, these purchase and sale transactions aggregated $101,730,000 and $63,255,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
During the year ended May 31, 2021, the Fund utilized $11,009,614 of capital loss carryforwards.
The tax character of distributions paid during the years ended May 31, 2021 and 2020, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $82,631,244
Long term ................................................................................ 266,518,318
Total capital loss carryforwards ............................................................... $349,149,562
2021 2020
Distributions paid from:
Tax exempt income ........................................................ $97,336,032 $105,119,192
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At May 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2021, aggregated
$454,144,333 and $585,773,677, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $3,350,261,468
Unrealized appreciation ........................................................................ $339,665,677
Unrealized depreciation ........................................................................ (1,515,187)
Net unrealized appreciation (depreciation) .......................................................... $338,150,490
Distributable earnings:
Undistributed tax exempt income ................................................................. $4,946,861
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
9. Credit Facility
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.

Franklin New York Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Tax-Free Income Fund (the "Fund") as of May 31, 2021, the related statement of operations for the year ended May
31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
July 22, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2021. A portion of the Fund's exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin New York Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and Vice
President
Chairman of the
Board since
2013, Trustee and
Vice President
since 1983
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 40 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional New York municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the five- and
10-year periods was below the median of its Performance
Universe, but for the one- and three-year periods was
above the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1
shares for the Fund and for Class A and Class M shares for
the other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11
other New York municipal debt funds. The Board noted that
the Management Rate for the Fund was above the median
of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive)
of its Expense Group. The Board noted that the Fund’s
Management Rate was less than one basis point higher than
the median Management Rate of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI

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and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and

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Annual Report
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 A 07/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $43,570 for the fiscal year ended May 31, 2021 and $56,012 for the fiscal year ended May 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2021 and $1,607 for the fiscal year ended May 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended May 31, 2021 and $197,944 for the fiscal year ended May 31, 2020. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, assets under management certification, and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended May 31, 2021 and $199,551 for the fiscal year ended May 31, 2020.

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date  July 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date  July 27, 2021

By S\Robert G. Kubilis______________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date  July 27, 2021